Related Parties (Details) - Schedule of share based payment (Parentheticals)	12 Months Ended
	Mar. 31, 2023		Mar. 31, 2022
Related Parties (Details) - Schedule of share based payment (Parentheticals) [Line Items]
Subsidiary percentage	100.00%	[1]
30% owned by Bioceres S.A. - INMET S.A.- Ingenieria Metabolica S.A [Member]
Related Parties (Details) - Schedule of share based payment (Parentheticals) [Line Items]
Owned percentage	30.00%	[2]
98.6% owned by Bioceres S.A. - INDEAR S.A.- Instituto de Agrobiotecnología Rosario [Member]
Related Parties (Details) - Schedule of share based payment (Parentheticals) [Line Items]
Owned percentage	98.60%	[3]

[1]	While the Company initiated operations on its own bank account, the expenses were paid by Bioceres S.A. and Bioceres LLC on behalf of the Company.
[2]	The Company entered into an agreement with INMET S.A.- Ingenieria Metabolica S.A where it would receive research services in exchange for payment.
[3]	The Company entered into an agreement with INDEAR S.A.- Instituto de Agrobiotecnologia Rosario where it would receive research services in exchange for payment.